OTHER FINANCIAL ITEMS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income and Expenses [Abstract]
Net increase/(decrease) in mark-to-market valuation of non-designated derivatives	$ 6,314	$ (3,628)	$ (14,682)
Net increase/(decrease) in mark-to-market valuation of designated derivatives	1,466	(780)	(51)
Other items	(1,904)	(2,632)	(1,475)
Total other financial items	5,876	(7,040)	(16,208)
Amount reclassified from Other comprehensive income resulting from certain interest rate swaps no longer being designated as cash flow hedges	$ 27	$ 1,800	$ 14,600